OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

17  – OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

Liabilities are detailed as follows:

	Balance
	Current		Non-current
	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (17.1.1 – 2)	1,438,161	21,542,736	909,486	2,439,253
Bonds payable, net[1] (17.2)	21,604,601	20,664,481	718,962,871	700,327,057
Deposits in guarantee	11,163,005	12,242,464	—	—
Derivative contract liabilities (see note 22)	374,576	130,829	—	—
Leasing agreements (17.4.1 – 2)	6,013,535	1,534,467	23,454,700	13,797,468
Total	40,593,878	56,114,977	743,327,057	716,563,778

[1] Amounts net of placement expenses and discounts related to placement

The fair value of financial assets and liabilities is presented below:

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2019	12.31.2019	12.31.2018	12.31.2018
	THCH$	THCH$	THCH$	THCH$
Cash and cash equivalent (2)	157,567,986	157,567,986	137,538,613	137,538,613
Other financial assets (1)	317,205	317,205	669,527	669,527
Trade debtors and other accounts receivable (2)	191,077,588	191,077,588	174,113,323	174,113,323
Accounts receivable related companies (2)	10,619,740	10,619,740	9,450,263	9,450,263
Bank loans (2)	1,438,161	1,434,255	21,542,736	21,542,736
Bonds payable (2)	21,604,601	24,188,060	20,664,481	20,664,481
Bottle guaranty deposits (2)	11,163,005	11,163,005	12,242,464	12,242,464
Derivative contracts liabilities (see note 20) (1)	374,576	374,576	130,829	130,829
Leasing agreements (2)	6,013,535	6,013,535	1,534,467	1,534,467
Accounts payable (2)	243,700,553	243,700,553	238,109,847	238,109,847
Accounts payable related companies (2)	53,637,601	53,637,601	45,827,859	45,827,859

Non-current	12.31.2019	12.31.2019	12.31.2018	12.31.2018
	THCH$	THCH$	THCH$	THCH$
Other financial assets (1)	98,918,457	98,918,457	97,362,295	97,362,295
Accounts receivable, non-current (2)	523,769	523,769	1,270,697	1,270,697
Accounts receivable related companies (2)	283,118	283,118	74,340	74,340
Bank loans (2)	909,486	867,025	2,439,253	2,307,396
Bonds payable (2)	718,962,871	803,017,145	700,327,057	755,694,265
Leasing agreements (2)	23,454,700	23,454,700	13,797,468	13,797,468
Accounts payable, non-current (2)	619,587	619,587	735,665	735,665
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)

Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

17.1.1     Bank obligations, current

										Maturity		Total
Indebted entity			Creditor entity				Type of	Effective	Nominal	Up to	90 days to	at	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2019	12.31.2018
										THCH$	THCH$	THCH$	THCH$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	374,419	374,419	748,838	726,943
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	ARS	Monthly	20.00%	20.00%	—	—	—	1,071
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	ARS	Upon maturity	82.00%	82.00%	8,453	—	8,453	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	635,727	—	635,727	171,415
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Monthly	7.15%	7.15%	—	—	—	277,517
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Quarterly	4.50%	4.50%	11,678	33,465	45,143	2,455,578
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Quarterly	6.24%	6.24%	—	—	—	17,910,212
Total												1,438,161	21,542,736

17.1.2     Bank obligations, non-current

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More than 2 years	More than 3 years	More than 4 years	More than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2019
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	736,033	—	—	—	—	736,033
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	44,621	44,621	44,621	39,590	—	173,453
Total															909,486

17.1.2     Bank obligations, non-current previous

										Maturity
Indebted Entity			Creditor Entity				Type of	Effective	Nominal	1 year to	More than 2	More than	More than 4	More than 5	At
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2018
										THCH$	THCH$	THCH$	THCH$	THCH$	THCH$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.1%	2.1%	1,434,786	—	—	—	—	1,434,786
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.6%	6.6%	72,439	43,033	43,033	81,225	—	239,730
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Monthly	7.2%	7.2%	151,873	—	—	—	—	151,873
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Quarterly	6.2%	6.2%	—	—	—	—	—	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Quarterly	4.5%	4.5%	612,864	—	—	—	—	612,864
Total															2,439,253

17.1.3 Current and non-current bank obligations “Restrictions”

Bank obligations are not subject to restrictions for the reported periods.

17.2     Bonds payable

During 2018, Andina carried out a debt restructuring process that consisted of a partial repurchase in the amount of USD 210 million of the 144A/RegS Senior Notes and refinancing it with the placement of Series F bonds in the local market in the amount of UF 5.7 million due 2039 and accruing an annual interest rate of 2.83%. The costs corresponding to the repurchase of bonds, associated with premium payments, overpricing and proportional amortization of placement costs and discounts in bonds in original U.S. Dollars amounting to CLP  9,583,000 thousand, were recorded in results under the item financial costs.

	Current		Non-current		Total
Composition of bonds payable	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Bonds (face value) [2]	22,189,595,	21,038,064	721,950,553	704,048,747	744,140,148	725,086,811

17.2.1     Current and non-current balances

Bonds payable correspond to bonds in UF issued by the parent company on the Chilean market and bonds in U.S. dollars issued by the Parent Company on the international market. A detail of these instruments is presented below:

		Current
		Nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	Unit	Rate	Maturity	payment	12.31.2019	12.31.2018	12.31.2019	12.31.2018
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	1,891,186	UF	6.5%	06-01-2026	Semi-annually	7,160,809	6,598,389	46,659,296	52,132,023
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08-15-2031	Semi-annually	630,731	614,152	42,464,910	41,348,685
CMF Registration N°759 08.20.2013	C	250,000	UF	3.5%	08-16-2020	Semi-annually	7,168,907	7,069,487	—	6,891,448
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08-16-2034	Semi-annually	1,587,051	1,545,334	113,239,760	110,263,160
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03-01-2035	Semi-annually	1,048,938	1,027,009	84,929,828	82,697,378
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09-25-2039	Semi-annually	1,195,700	1,013,805	161,366,658	157,125,003
Bonds USA	—	365,000,000	USD	5.0%	10-01-2023	Semi-annually	3,397,459	3,169,888	273,290,101	253,591,050
Total							22,189,595	21,038,064	721,950,553	704,048,747

Accrued interest included in the current portion of bonds payable as of December 31, 2019 and 2018 amounts to CLP 7,983,770 thousand and CLP 7,856,274 thousand, respectively.

[2] Amounts gross, not consider placement expenses and discounts related to placement

17.2.3     Non-current maturities

		Year of maturity				Total non-
		more than 1	more than 2	more than 3		current
	Series	to 2	to 3	to 4	More than 5	12.31.2019
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	7,327,269	7,803,536	8,310,767	23,217,724	46,659,296
CMF Registration N°641 08.23.2010	C	3,860,446	3,860,446	3,860,447	30,883,571	42,464,910
CMF Registration N°760 08.20.2013	D	—	—	—	113,239,760	113,239,760
CMF Registration N°760 04.02.2014	E	—	—	—	84,929,828	84,929,828
CMF Registration N°912 10.10.2018	F	—	—	—	161,366,658	161,366,658
Bonds USA	—	—	—	273,290,101	—	273,290,101
Total		11,187,715	11,663,982	285,461,315	413,637,541	721,950,553

17.2.4     Market rating

The bonds issued on the Chilean market had the following rating:

AA	:	ICR Compañía Clasificadora de Riesgo Ltda. rating
AA	:	Fitch Chile Clasificadora de Riesgo Limitada rating

The rating of bonds issued on the international market had the following rating:

BBB	:	Standard&Poors Global Ratings
BBB+	:	Fitch Ratings Inc.

17.2.5     Restrictions

17.2.5.1  Restrictions regarding bonds placed abroad.

Obligations with bonds placed abroad are not affected by financial restrictions for the periods reported

17.2.5.2  Restrictions regarding bonds placed in the local market.

For purposes of the calculation of the covenants, the amount of EBITDA that was agreed on each bond issue is included.

Restrictions on the issuance of bonds for a fixed amount registered under number 254.

•

Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2019, indebtedness level is 0.71 times of Consolidated Equity.

•

Maintain, and in no manner lose,  sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” (Región Metropolitana) as a territory in Chile in which we have been authorized by The Coca-Cola Company for the development, production, sale and distribution of products and brands of the licensor, in accordance to the respective bottler or license agreement, renewable from time to time.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of this date is franchised by TCCC to the Company for the development, production, sale and distribution of products and brands of such licensor, as long as  any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unsecured consolidated liabilities payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2019, this ratio is 1.71 times.

Restrictions to bond lines registered in the Securities Registered under number 641.

•

Maintain a level of “Net Financial Debt” within its quarterly financial statements that may not exceed 1.5 times, measured over figures included in its consolidated statement of financial position.  To this end, net financial debt shall be defined as the ratio between net financial debt and total equity of the issuer (equity attributable to controlling owners plus non-controlling interest). On its part, net financial debt will be the difference between the Issuer’s financial debt and cash.

As of December 31, 2019, Net Financial Debt level was 0.66 times.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unencumbered assets refer to the assets that are the property of the issuer; classified under Total Assets of the Issuer’s Financial Statements; and that are free of any pledge, mortgage or other liens constituted in favor of third parties, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

Unsecured total liabilities correspond to: liabilities from Total Current Liabilities and Total Non-Current Liabilities of Issuer’s Financial Statement which do not benefit from preferences or privileges, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

As of December 31, 2019, this ratio is 1.71 times.

•

Maintain a level of “Financial net coverage” in its quarterly financial statements of more than 3 times. Net financial coverage means the ratio between the Issuer’s Ebitda for the past 12 months and net financial expenses (financial income less financial expenses) of the issuer for the past 12 months. However, this restriction will be considered breached when the mentioned net financial coverage level is lower than the level previously indicated during two consecutive quarters.

As of December 31, 2019, Net Financial Coverage level is 306.38 times.

Restrictions to bond lines registered in the Securities Registrar under numbers 759 and 760 D-E.

•

Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) cash and cash equivalent and (iv) other current financial assets, and (v) other non-current financial assets (to the extent they are asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2019, Indebtedness Level is 0.54 times of Consolidated Equity.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2019, this ratio is 1.71 times.

•

Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, hereinafter also referred to as “TCCC” or the “Licensor” for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory, means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called “Metropolitan Region”. This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of these instruments is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as  any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates and joint ventures that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

Restrictions to bond lines registered in the Securities Registrar under number 912.

•	Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times.

For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) cash and cash equivalent and (iv) other current financial assets, and (v) other non-current financial assets (to the extent they are asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2019, this ratio equals 0.65 times.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2019, this ratio equals 1.71 times.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of local bonds Series C, D and E is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer's Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer.  For these purposes, the term "Adjusted Consolidated Operating Cash Flow" shall mean the addition of the following accounting accounts of the Issuer's Consolidated Statement of Financial Position: (i) "Gross Profit" which includes regular activities and cost of sales; less (ii) "Distribution Costs"; less (iii) "Administrative Expenses"; plus (iv) "Participation in profits (losses) of associates and joint ventures that are accounted for using the equity method"; plus (v) "Depreciation"; plus (vi) "Intangibles Amortization".

As of December 31, 2018, the Company complies with all financial collaterals.

17.2.6     Repurchased bonds

In addition to UF bonds, the Company holds bonds that it has repurchased in full through companies that are included in the consolidation:

The subsidiary Rio de Janeiro Refrescos Ltda. maintains a liability corresponding to a bond issuance for US $75 million due in December 2020 and semi-annual interest payments. As of December 31, 2019, these issues are held by Andina. On January 1, 2013, Abisa Corp S.A. transferred the totality of this asset to Embotelladora are Andina S.A., the latter becoming the creditor of the above-mentioned Brazilian subsidiary. Consequently, the assets and liabilities related to the transaction have been eliminated from these Consolidated Financial Statements. In addition, the transaction has been treated as a net investment of the group in the Brazilian subsidiary; consequently, the effects of exchange rate differences between the dollar and the functional currency of each one has been recorded in other comprehensive income.

17.3     Derivative contract obligations

Please see details in Note 22

17.4.1     Current liabilities for leasing agreements

									Maturity		Total
Indebted Entity		Creditor Entity				Type of	Effective	Nominal	Up to	90 days up to	At	At
Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2019	12.31.2018
									THCH$	THCH$	THCH$	THCH$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Monthly	9.65%	9.47%	—	—	—	11,996
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Citibank	Brazil	BRL	Monthly	8.54%	8.52%	—	—	—	75,260
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	200,472	639,030	839,502	109,573
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	87,735	273,119	360,854	716,978
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Imóveis	Brazil	BRL	Monthly	8.20%	8.20%	90,234	210,104	300,338	339,665
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	6.56%	6.56%	127,226	370,160	497,386	280,995
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	33,204	99,611	132,815	—
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	22,184	66,555	88,739	—
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	ARS	Monthly	50.00%	50.00%	66,607	122,713	189,320	—
Vital Aguas S.A	Chile	76.389.720-6	Coca Cola del Valle New Ventures S.A	Chile	CLP	Lineal	6.20%	6.20%	292,471	877,413	1,169,884	—
Envases Central S.A	Chile	96.705.990-0	Coca Cola del Valle New Ventures S.A	Chile	CLP	Lineal	6.20%	6.20%	549,750	1,649,248	2,198,998	—
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	0.00%	0.00%	58,925	176,774	235,699	—
Total											6,013,535	1,534,467

The Company maintains lease agreements on forklifts, vehicles, real estate and machinery. These leases have an average life of between one and eight years without including a renewal option in the contracts.

17.4.2  Non-current liabilities for leasing agreements, non-current

									Maturity
Indebted Entity		Creditor Entity				Type of	Effective	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Rut	Name	Country	Currency	Amortization	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2019
									M$	M$	M$	M$	M$	M$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	948,466	1,071,766	1,211,096	1,368,538	8,101,730	12,701,596
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	271,264	111,005	—	—	—	382,269
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	8.20%	97,784	9,144	—	—	—	106,928
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	6.56%	365,671	355,172	339,020	331,185	375,688	1,766,736
Embotelladora del Atlántico S.A.	Argentina	O-E	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	—	398,442	—	343,104	—	741,546
Embotelladora del Atlántico S.A.	Argentina	O-E	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	—	110,924	—	—	—	110,924
Embotelladora del Atlántico S.A.	Argentina	O-E	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	—	55,222	—	—	—	55,222
Vital Aguas S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	6.2%	0.27%	2,242,278	—	—	—	—	2,242,278
Envases Central S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	6.7%	0.27%	4,947,745	—	—	—	—	4,947,745
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	0.00%	0.00%	399,456					399,456
Total														23,454,700

17.4.3 Non-current liabilities for leasing agreements (previous year)

									Maturity
Indebted Entity		Creditor Entity				Type of	Effective	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Rut	Name	Country	Currency	Amortization	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2018
									M$	M$	M$	M$	M$	M$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	810,185	915,509	1,034,525	1,169,014	9,466,995	13,396,228
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	401,240	—	—	—	—	401,240
														13,797,468

Leasing agreement obligations are not subject to financial restrictions for the reported periods.